Goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Term for calculating profit marging for cash generating units	3 years
Impairment loss	$ 0	$ 0	$ 11,161
BioStrand [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ 0	$ 11,200